Financial Instruments and Fair Value Disclosures (Details) $ in Millions	Aug. 30, 2019 USD ($)
Thalassa [Member] | $5 Million Term Loan Facility [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Face amount	$ 5.0